Net Revenue - Summary of Disaggregation of Revenue from Contracts with Customers Based on Platform Type (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 2,894,307.7	$ 2,161,735.8	$ 2,263,891.3
High performance computing [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,476,890.6	934,768.6	932,383.7
Smartphone [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,005,130.5	814,914.3	888,879.2
Internet of things [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	165,516.2	161,916.5	196,115.0
Automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	139,323.1	133,654.3	116,381.0
Digital consumer electronics [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	47,960.4	46,999.8	56,158.8
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 59,486.9	$ 69,482.3	$ 73,973.6